EARNINGS PER SHARE AND DIVIDEND PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE AND DIVIDEND PER SHARE
Net profit/(loss) for the year attributable to TORM plc shareholders	$ 562.8	$ (42.1)	$ 88.1
Weighted average number of shares	81.8	78.6	74.8
Weighted average number of treasury shares	(0.5)	(0.5)	(0.5)
Weighted average number of shares outstanding	81.3	78.1	74.3
Dilutive effect of outstanding share options	1.5	0.3	0.0
Weighted average number of shares outstanding incl. dilutive effect of share options	82.8	78.4	74.3
Basic earnings/(loss) per share	$ 6.92	$ (0.54)	$ 1.19
Diluted earnings/(loss) per share	$ 6.80	$ (0.54)	$ 1.19